Discontinued Operation (Details) ¥ in Millions	May 10, 2023 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)
Discontinued Operation (Details) [Line Items]
Cash consideration		$ 726,781
Exchange for cash consideration	$ 215,000
Discontinued Operations, Held-for-Sale [Member] | Hexin E Commerce Company Limited [Member]
Discontinued Operation (Details) [Line Items]
Cash consideration | ¥			¥ 5